Other assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Other assets
Note 27: Other assets

	2023 £m	2022[1] £m
Insurance contract assets	1	–
Reinsurance contract assets	442	372
Investment in joint ventures and associates	401	385
Property, plant and equipment:
Investment properties (see below)	2,862	2,532
Premises	920	871
Equipment	1,170	1,285
Operating lease assets (see below)	6,523	4,816
Right-of-use assets (note 28)	1,055	1,156
	12,530	10,660
Settlement balances and items in the course of collection from banks	912	658
Prepayments	1,455	1,224
Deferred acquisition and origination costs	39	54
Other assets	1,364	1,183
Total other assets	17,144	14,536
1    Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
Investment properties
The Group’s investment properties are predominantly held by the Insurance, Pensions and Investments business where they back policyholder liabilities. They are valued by external Chartered Surveyors using industry standard techniques based on guidance from the Royal Institute of Chartered Surveyors. The valuation methodology includes an assessment of general market conditions and sector level transactions and takes account of expectations of occupancy rates, rental income and growth. Property valuations undergo individual scrutiny using cash flow analysis to factor in the timing of rental reviews, capital expenditure, lease incentives, dilapidation and operating expenses; these reviews utilise both observable and unobservable inputs. Within the fair value hierarchy, all of the Group’s investment properties are categorised as level 3 (see note 21 for details of levels in the fair value hierarchy). The table below analyses movements in level 3 investment properties, which are carried at fair value.

	2023 £m	2022 £m
At 1 January	2,532	3,612
Acquisition of new properties	450	60
Additional expenditure on existing properties	19	50
Change in fair value (note 7)	(87)	(511)
Disposals	(52)	(679)
At 31 December	2,862	2,532
Rental income of £146 million (2022: £145 million) and direct operating expenses of £16 million (2022: £32 million) arising from investment properties that generate rental income have been recognised in the income statement.
Capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements was £488 million (2022: £119 million).
Note 27: Other assets continued
Operating lease assets where the Group is lessor
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2023	1,336	857	680	309	70	4	3,256
At 31 December 2022	912	620	322	102	11	–	1,967
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2023 £m	2022 £m
Electric vehicles	3,259	1,610
Internal combustion engine vehicles	1,815	2,042
Hybrid vehicles	1,444	1,159
Other	5	5
Total operating lease assets	6,523	4,816